Related party transactions	12 Months Ended
Jun. 30, 2024
Text block [abstract]
Related party transactions
Note 28. Related party transactions
Parent entity
Kazia Therapeutics Limited is the parent entity.
Subsidiaries
Interests in subsidiaries are set out in note 30.
Key management personnel
Disclosures relating to key management personnel are set out in note 27.
Transactions with related parties
There were no other transactions with KMP and their related parties.
Receivable from and payable to related parties
There were no trade receivables from or trade payables to related parties at the current and previous reporting date.
Loans to/from related parties
There were no loans to or from related parties at the current and previous reporting date.
Terms and conditions
All transactions were made on normal commercial terms and conditions and at market rates.